Stockholders' Equity (Narrative) (Details) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended				36 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Apr. 30, 2011	Mar. 31, 2011 Reserved for Options [Member]
Treasury stock acquired, shares	327,193	53,863	30,875,208
Treasury stock acquired, value	¥ 432	¥ 72	¥ 72,416
Treasury stock reissued, shares	15,100	17,731	399,673
Capital and legal reserves appropriations	10.00%
Capital and legal reserves equal to stated capital, percent	25.00%
Cash dividends per share	¥ 10	¥ 12.5	¥ 40
Board approved dividends per share				¥ 5
Board approved dividends				10,351
Retained earnings restricted as to payment of cash dividends	¥ 671,629
Stock options, vesting period	two
Stock options, vesting period	four
Treasury stock, shares					0